UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-03651

Touchstone Strategic Trust – December Funds
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

June 30, 2016

(Unaudited)

Semi-Annual Report

Touchstone Strategic Trust

Touchstone Dynamic Equity Fund

Touchstone Controlled Growth with Income Fund

Touchstone Dynamic Diversified Income Fund

Touchstone Dynamic Global Allocation Fund

This report identifies the Funds' investments on June 30, 2016. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

Tabular Presentation of Portfolios of Investments (Unaudited)

June 30, 2016

The tables below provide each Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Dynamic Equity Fund
Sector Allocation*	(% of Net Assets)
Long Positions
Common Stocks
Information Technology	25.1%
Consumer Discretionary	18.2
Financials	16.5
Health Care	15.7
Consumer Staples	12.5
Industrials	10.0
Energy	7.6
Telecommunication Services	5.3
Utilities	4.1
Materials	2.6
Investment Fund	2.8
Other Assets/Liabilities (Net)	(0.8)
119.6%
Short Positions and Written Options
Common Stocks
Financials	(4.1)%
Consumer Discretionary	(3.4)
Industrials	(2.1)
Information Technology	(1.8)
Health Care	(1.5)
Telecommunication Services	(1.4)
Energy	(1.3)
Utilities	(0.8)
Materials	(0.7)
Consumer Staples	(0.5)
Written Call and Put Options	(2.0)
(19.6)
Total	100.0%

Touchstone Controlled Growth with Income Fund
Sector Allocation	(% of Net Assets)
Alternative Funds	48.2%
Fixed Income Funds	41.0
Equity Funds	9.7
Investment Fund	1.0
Other Assets/Liabilities (Net)	0.1
Total	100.0%

Touchstone Dynamic Diversified Income Fund
Sector Allocation	(% of Net Assets)
Fixed Income Funds	60.1%
Equity Funds	21.6
Exchange Traded Funds	13.2
Exchange Traded Notes	4.3
Investment Fund	0.9
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%

Touchstone Dynamic Global Allocation Fund
Sector Allocation	(% of Net Assets)
Equity Funds	49.1%
Fixed Income Funds	28.4
Alternative Fund	5.9
Exchange Traded Funds	15.7
Investment Fund	1.0
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

3

Portfolio of Investments

Touchstone Dynamic Equity Fund – June 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks †† — 117.6%

Information Technology — 25.1%
Accenture PLC (Ireland) - Class A	32,876	$3,724,522
Adobe Systems, Inc.*	33,189	3,179,174
Amdocs Ltd.	70,452	4,066,489
Apple, Inc.	6,562	627,327
Booz Allen Hamilton Holding Corp.	23,886	707,981
CA, Inc.	49,083	1,611,395
CDW Corp. DE	37,878	1,518,150
Cisco Systems, Inc.	167,755	4,812,891
DST Systems, Inc.	2,579	300,273
EMC Corp. MA	12,575	341,663
Intel Corp.	105,258	3,452,462
Jabil Circuit, Inc.	38,146	704,557
KLA-Tencor Corp.	220	16,115
Microsoft Corp.	100,429	5,138,952
NVIDIA Corp.	7,605	357,511
Oracle Corp.	26,077	1,067,332
Paychex, Inc.	10,177	605,532
Texas Instruments, Inc.	39,659	2,484,636
Xerox Corp.	93,013	882,693
		35,599,655

Financials — 17.9%
Ameriprise Financial, Inc.	3,549	318,878
Assured Guaranty Ltd.	90,129	2,286,573
Bank of America Corp.	21,307	282,744
Bank of New York Mellon Corp. (The)	2,207	85,742
Care Capital Properties, Inc. REIT	21,078	552,454
CNA Financial Corp.	5,834	183,304
Corrections Corp. of America REIT	32,162	1,126,313
East West Bancorp, Inc.	41,960	1,434,193
Erie Indemnity Co. - Class A	1,217	120,897
General Growth Properties, Inc. REIT	7,532	224,604
Invesco Ltd. (Bermuda)	101,449	2,591,008
Iron Mountain, Inc. REIT	15,029	598,605
JPMorgan Chase & Co.	80,188	4,982,882
KeyCorp	5,680	62,764
Lamar Advertising Co.- Class A, REIT	29,488	1,955,054
Navient Corp.	54,641	652,960
Old Republic International Corp.	33,084	638,190
Principal Financial Group, Inc.	30,624	1,258,953
Public Storage REIT	11,215	2,866,442
SLM Corp.*	110,708	684,175
Synchrony Financial*	15,331	387,568
Two Harbors Investment Corp. REIT	66,520	569,411
US Bancorp	32,539	1,312,298
Waddell & Reed Financial, Inc. - Class A	13,671	235,415
		25,411,427

Consumer Discretionary — 16.9%
Amazon.com, Inc.*	6,065	4,340,238
Brunswick Corp.	20,526	930,238
Delphi Automotive PLC (United Kingdom)	23,864	1,493,886
Discovery Communications, Inc.-Class A*	941	23,741
Discovery Communications, Inc.-Class C*	23,663	564,363
Hilton Worldwide Holdings, Inc.	791	17,821
Home Depot, Inc. (The)	38,768	4,950,286
Interpublic Group of Cos, Inc. (The)	132,500	3,060,750
Johnson Controls, Inc.	3,443	152,387
News Corp. - Class A	65,919	748,181
NIKE, Inc. - Class B	8,853	488,686
Starbucks Corp.	82,724	4,725,195
Starwood Hotels & Resorts Worldwide, Inc.	374	27,657
Time Warner, Inc.	19,756	1,452,856
Williams-Sonoma, Inc.	17,810	928,435
		23,904,720

Health Care — 15.7%
AbbVie, Inc.	43,727	2,707,139
Amgen, Inc.	20,311	3,090,319
Baxter International, Inc.	9,000	406,980
Bristol-Myers Squibb Co.	56,137	4,128,876
Bruker Corp.	63,005	1,432,734
Cigna Corp.	1,430	183,026
Edwards Lifesciences Corp.*	1,031	102,822
Humana, Inc.	773	139,047
Johnson & Johnson	57,772	7,007,744
Medivation, Inc.*	14,626	881,948
Pfizer, Inc.	2,847	100,243
St Jude Medical, Inc.	1,167	91,026
UnitedHealth Group, Inc.	13,777	1,945,312
		22,217,216

Consumer Staples — 12.5%
Altria Group, Inc.	68,296	4,709,692
Hormel Foods Corp.	11,243	411,494
Kimberly-Clark Corp.	27,524	3,784,000
Philip Morris International, Inc.	47,585	4,840,346
Wal-Mart Stores, Inc.	55,227	4,032,676
		17,778,208

Industrials — 9.9%
Alaska Air Group, Inc.	969	56,483
HD Supply Holdings, Inc.*	45,651	1,589,568
Huntington Ingalls Industries, Inc.	6,035	1,014,061
Masco Corp.	20,501	634,301
Raytheon Co.	19,584	2,662,445
Robert Half International, Inc.	84,019	3,206,165
RR Donnelley & Sons Co.	39,244	664,008
United Parcel Service, Inc. - Class B	39,710	4,277,561
		14,104,592

Energy — 8.6%
Antero Resources Corp.*	5,841	151,749
Chevron Corp.	3,026	317,216
ConocoPhillips	4,280	186,608
HollyFrontier Corp.	28,415	675,425
Marathon Oil Corp.	69,043	1,036,335
Marathon Petroleum Corp.	61,394	2,330,516

4

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks †† — 117.6% (Continued)

Energy — (Continued)
Nabors Industries Ltd. (Bermuda)	24,721	$248,446
Oceaneering International, Inc.	32,738	977,557
ONEOK, Inc.	30,107	1,428,577
QEP Resources, Inc.	50,534	890,914
Schlumberger Ltd. (Curacao)	1,427	112,847
Transocean Ltd.	48,474	576,356
Valero Energy Corp.	45,239	2,307,189
Williams Cos., Inc. (The)	5,299	114,617
World Fuel Services Corp.	17,615	836,536
		12,190,888

Telecommunication Services — 5.3%
AT&T, Inc.	27,478	1,187,324
CenturyLink, Inc.	917	26,602
Verizon Communications, Inc.	112,956	6,307,463
		7,521,389

Utilities — 3.1%
American Electric Power Co., Inc.	34,380	2,409,694
Avangrid, Inc.	15,272	703,428
Pinnacle West Capital Corp.	2,395	194,139
TECO Energy, Inc.	1,543	42,649
Xcel Energy, Inc.	23,882	1,069,436
		4,419,346

Materials — 2.6%
Dow Chemical Co. (The)	8,680	431,483
EI du Pont de Nemours & Co.	5,731	371,369
Huntsman Corp.	39,495	531,208
LyondellBasell Industries N.V. - Class A (Netherlands)	24,641	1,833,783
Monsanto Co.	2,754	284,791
Newmont Mining Corp.	980	38,338
Reliance Steel & Aluminum Co.	2,191	168,488
		3,659,460
Total Common Stocks		$166,806,901

Investment Fund — 2.8%
Dreyfus Cash Management, Institutional Shares, 0.30%∞Ω	3,940,425	3,940,425

Total Long Positions
(Cost $164,906,848)		$170,747,326

Securities Sold Short — (17.6%)

Common Stocks — (17.6%)

Financials — (4.1%)
American Capital Agency Corp., REIT	(136,163)	(2,698,751)
Equity Commonwealth, REIT*	(51,588)	(1,502,758)
Interactive Brokers Group, Inc. - Class A	(25,607)	(906,488)
Leucadia National Corp.	(40,587)	(703,373)
Moody's Corp.	(442)	(41,420)
Rayonier, Inc., REIT	(1,147)	(30,097)
		(5,882,887)

Consumer Discretionary — (3.4%)
Dunkin' Brands Group, Inc.	(14,594)	(636,590)
JC Penney Co., Inc.*	(5,362)	(47,615)
Lions Gate Entertainment Corp.	(4,227)	(85,512)
lululemon athletica, Inc.*	(11,482)	(848,060)
Madison Square Garden Co. (The) - Class A*	(15,741)	(2,715,480)
Priceline Group, Inc. (The)*	(207)	(258,421)
Tempur Sealy International, Inc.*	(3,898)	(215,637)
		(4,807,315)

Industrials — (2.1%)
Kirby Corp.*	(1,204)	(75,118)
Stericycle, Inc.*	(3,478)	(362,129)
TransDigm Group, Inc.*	(9,564)	(2,521,931)
		(2,959,178)

Information Technology — (1.8%)
Arris International PLC	(16,957)	(355,419)
Palo Alto Networks, Inc.*	(8,486)	(1,040,723)
Zynga, Inc. - Class A*	(479,198)	(1,193,203)
		(2,589,345)

Health Care — (1.5%)
Bluebird Bio, Inc.*	(13,254)	(573,766)
Intercept Pharmaceuticals, Inc.*	(1,917)	(273,518)
MEDNAX, Inc.*	(11,321)	(819,980)
Puma Biotechnology, Inc.*	(13,124)	(390,964)
		(2,058,228)

Telecommunication Services — (1.4%)
SBA Communications Corp. - Class A*	(18,315)	(1,976,921)

Energy — (1.3%)
Cheniere Energy, Inc.*	(46,013)	(1,727,788)
Cobalt International Energy, Inc.*	(136,693)	(183,169)
		(1,910,957)

Utilities — (0.8%)
National Fuel Gas Co.	(18,329)	(1,042,553)
NRG Energy, Inc.	(8,971)	(134,475)
		(1,177,028)

Materials — (0.7%)
Ashland, Inc.	(7,984)	(916,324)
CF Industries Holdings, Inc.	(1,622)	(39,090)
		(955,414)

Consumer Staples — (0.5%)
Monster Beverage Corp.*	(4,340)	(697,481)
Total Common Stocks		$(25,014,754)
Total Securities Sold Short
(Proceeds $24,426,346)		$(25,014,754)

5

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

	Number
	of	Market
	Contracts	Value

Written Options — (2.0%)

Call Options — (2.0%)
NASDAQ Index
July 2016
Strike Price $4,375	(10)	$(76,100)
S&P 500 Index
August 2016
Strike Price $2,070	(155)	(834,055)
S&P 500 Index
July 2016
Strike Price $2,040	(75)	(449,250)
S&P 500 Index
July 2016
Strike Price $2,045	(40)	(258,000)
S&P 500 Index
July 2016
Strike Price $2,065	(240)	(1,014,000)
S&P 500 Index
July 2016
Strike Price $2,070	(40)	(154,000)
S&P 500 Index
July 2016
Strike Price $2,095	(39)	(59,709)
S&P 500 Index
July 2016
Strike Price $2,100	(60)	(25,200)
Total Call Options		(2,870,314)

Put Options — 0.0%
S&P 500 Index
July 2016
Strike Price $2,060	(19)	(22,325)

Total Written Options
(Premiums received $2,762,344)		$(2,892,639)

Total — 100.8%		$142,839,933

Liabilities in Excess of Other Assets — (0.8%)		(1,080,424)

Net Assets — 100.0%		$141,759,509

*	Non-income producing security.

††	All or a portion of these securities are held as collateral for securities sold short and written options. The total value of the securities held as collateral as of June 30,2016 was $166,806,901.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2016.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Long Positions
Common Stocks	$166,806,901	$—	$—	$166,806,901
Investment Fund	3,940,425	—	—	3,940,425
Total Assets	$170,747,326	$—	$—	$170,747,326

Liabilities:
Securities Sold Short
Common Stocks	$(25,014,754)	$—	$—	$(25,014,754)
Other Financial Instruments
Written Options
Equity Contracts	(2,892,639)	—	—	(2,892,639)
Total	$142,839,933	$—	$—	$142,839,933

Transactions in written options for the period ended June 30, 2016:

	Number of	Premiums
	Contracts	Received
Beginning of Period, December 31, 2015	452	$2,634,335
Call Options Written	4,112	15,526,403
Put Options Written	493	973,190
Call Options Closed	(3,414)	(14,802,691)
Put Options Closed	(167)	(514,924)
Call Options Expired	(476)	(597,154)
Put Options Expired	(322)	(456,815)
End of Period, June 30, 2016	678	$2,762,344

See accompanying Notes to Financial Statements.

6

Portfolio of Investments

Touchstone Controlled Growth with Income Fund – June 30, 2016 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 98.9%

Alternative Funds — 48.2%
Touchstone Arbitrage Fund	836,452	$8,674,011
Touchstone Dynamic Equity Fund	527,149	7,933,592
		16,607,603

Fixed Income Funds — 41.0%
Touchstone Credit Opportunities Fund	589,490	5,924,370
Touchstone Flexible Income Fund	760,636	8,230,080
		14,154,450

Equity Funds — 9.7%
Touchstone Large Cap Fund	164,768	1,735,008
Touchstone Premium Yield Equity Fund, Class Y	192,079	1,623,068
		3,358,076
Total Affiliated Mutual Funds		$34,120,129

Investment Fund — 1.0%
Dreyfus Cash Management, Institutional Shares, 0.30%∞Ω	331,161	331,161

Total Investment Securities —99.9%
(Cost $33,868,534)		$34,451,290

Other Assets in Excess of Liabilities — 0.1%		47,879

Net Assets — 100.0%		$34,499,169

^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2016.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$34,120,129	$—	$—	$34,120,129
Investment Fund	331,161	—	—	331,161
Total	$34,451,290	$—	$—	$34,451,290

See accompanying Notes to Financial Statements.

7

Portfolio of Investments

Touchstone Dynamic Diversified Income Fund – June 30, 2016 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 81.7%

Fixed Income Funds — 60.1%
Touchstone Credit Opportunities Fund	1,606,303	$16,143,346
Touchstone Flexible Income Fund	988,256	10,692,934
Touchstone High Yield Fund	1,464,309	11,978,047
Touchstone Total Return Bond Fund	660,272	6,886,636
		45,700,963

Equity Funds — 21.6%
Touchstone International Value Fund	592,314	4,187,657
Touchstone Premium Yield Equity Fund, Class Y	909,225	7,682,949
Touchstone Value Fund	516,141	4,567,844
		16,438,450
Total Affiliated Mutual Funds		$62,139,413

Exchange Traded Funds — 13.2%
iShares International Select Dividend ETF	98,495	2,819,912
VanEck Vectors JP Morgan EM Bond ETF	88,600	1,671,882
Vanguard Emerging Markets Government Bond ETF	20,700	1,662,003
Vanguard Global ex-U.S. Real Estate ETF	41,176	2,225,975
Vanguard REIT ETF	18,435	1,634,631
Total Exchange Traded Funds		$10,014,403

Exchange Traded Notes — 4.3%
JPMorgan Alerian MLP Index ETN	103,500	3,294,405

Investment Fund — 0.9%
Dreyfus Cash Management, Institutional Shares, 0.30%∞Ω	707,583	707,583

Total Investment Securities —100.1%
(Cost $75,641,761)		$76,155,804

Liabilities in Excess of Other Assets — (0.1%)		(106,683)

Net Assets — 100.0%		$76,049,121

^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2016.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

ETN - Exchange Traded Notes

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$62,139,413	$—	$—	$62,139,413
Exchange Traded Funds	10,014,403	—	—	10,014,403
Exchanged Traded Notes	3,294,405	—	—	3,294,405
Investment Fund	707,583	—	—	707,583
Total	$76,155,804	$—	$—	$76,155,804

See accompanying Notes to Financial Statements.

8

Portfolio of Investments

Touchstone Dynamic Global Allocation Fund – June 30, 2016 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 83.4%

Equity Funds — 49.1%
Touchstone International Growth Fund*	1,012,792	$10,006,387
Touchstone International Small Cap Fund	242,838	3,759,139
Touchstone International Value Fund	2,491,363	17,613,937
Touchstone Mid Cap Fund	221,901	5,658,486
Touchstone Sands Capital Emerging Markets Growth Fund*	417,337	4,048,172
Touchstone Sands Capital Institutional Growth Fund	403,911	7,650,072
Touchstone Small Cap Value Opportunities Fund	162,366	2,596,230
Touchstone Value Fund	1,521,976	13,469,487
		64,801,910

Fixed Income Funds — 28.4%
Touchstone Credit Opportunities Fund	651,687	6,549,451
Touchstone High Yield Fund	486,748	3,981,599
Touchstone Total Return Bond Fund	2,590,661	27,020,590
		37,551,640

Alternative Fund — 5.9%
Touchstone Dynamic Equity Fund	518,653	7,805,730
Total Affiliated Mutual Funds		$110,159,280

Exchange Traded Funds — 15.7%
Vanguard FTSE Emerging Markets ETF	118,400	4,170,048
Vanguard Global ex-U.S. Real Estate ETF	28,166	1,522,654
Vanguard REIT ETF	18,435	1,634,632
Vanguard Total International Bond ETF	241,500	13,451,550
Total Exchange Traded Funds		$20,778,884

Investment Fund — 1.0%
Dreyfus Cash Management, Institutional Shares, 0.30%∞Ω	1,347,535	1,347,535

Total Investment Securities —100.1%
(Cost $131,012,680)		$132,285,699

Liabilities in Excess of Other Assets — (0.1%)		(118,962)

Net Assets — 100.0%		$132,166,737

*	Non-income producing security.

^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2016.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statetments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$110,159,280	$—	$—	$110,159,280
Exchange Traded Funds	20,778,884	—	—	20,778,884
Investment Fund	1,347,535	—	—	1,347,535
Total	$132,285,699	$—	$—	$132,285,699

See accompanying Notes to Financial Statetments.

9

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

		Touchstone	Touchstone	Touchstone
	Touchstone	Controlled	Dynamic	Dynamic
	Dynamic	Growth	Diversified	Global
	Equity	with Income	Income	Allocation
	Fund	Fund	Fund	Fund
Assets
Investments, at cost	$164,906,848	$33,868,534	$75,641,761	$131,012,680
Affiliated securities, at market value	$—	$34,120,129	$62,139,413	$110,159,280
Non-affiliated securities, at market value	170,747,326	331,161	14,016,391	22,126,419
Investments, at market value	$170,747,326	$34,451,290	$76,155,804	$132,285,699
Cash deposits held at prime broker	441,563	—	—	—
Dividends and interest receivable	200,262	—	—	—
Receivable for capital shares sold	510,961	76,126	32,500	8,029
Receivable for investments sold	—	22,483	48,505	36,630
Receivable from Investment Advisor	—	1,476	—	—
Tax reclaim receivable	207	—	—	—
Other assets	39,598	15,246	15,225	14,388
Total Assets	171,939,917	34,566,621	76,252,034	132,344,746

Liabilities
Written options, at market value (A)	2,892,639	—	—	—
Securities sold short (B)	25,014,754	—	—	—
Dividend and interest payable on securities sold short	42,402	—	—	—
Bank overdrafts	—	22,483	48,505	36,547
Payable for capital shares redeemed	2,052,377	15,402	93,549	44,365
Payable to Investment Advisor	99,625	—	4,298	12,306
Payable to other affiliates	31,898	6,412	19,612	35,348
Payable to Trustees	3,977	3,977	3,977	3,977
Payable for professional services	15,219	6,557	6,642	7,258
Payable to Transfer Agent	12,801	8,734	19,829	32,706
Payable for reports to shareholders	11,356	3,887	6,501	5,502
Other accrued expenses and liabilities	3,360	—	—	—
Total Liabilities	30,180,408	67,452	202,913	178,009

Net Assets	$141,759,509	$34,499,169	$76,049,121	$132,166,737

Net assets consist of:
Paid-in capital	$244,578,093	$33,829,280	$89,179,142	$134,396,653
Accumulated net investment income (loss)	1,688,246	(11)	14,291	(16)
Accumulated net realized gains (losses) on investments, written options, and securities sold short	(109,628,605)	87,144	(13,658,355)	(3,502,919)
Net unrealized appreciation on investments, written options and securities sold short	5,121,775	582,756	514,043	1,273,019
Net Assets	$141,759,509	$34,499,169	$76,049,121	$132,166,737
(A) Premiums received for written options:	$2,762,344	$—	$—	$—
(B) Proceeds received for securities sold short:	$24,426,346	$—	$—	$—

See accompanying Notes to Financial Statements.

10

Statements of Assets and Liabilities (Unaudited) (Continued)

		Touchstone	Touchstone	Touchstone
	Touchstone	Controlled	Dynamic	Dynamic
	Dynamic	Growth	Diversified	Global
	Equity	with Income	Income	Allocation
	Fund	Fund	Fund	Fund

Pricing of Class A Shares
Net assets applicable to Class A shares	$19,731,416	$15,567,684	$30,129,076	$67,017,244
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,339,793	1,399,313	2,377,968	5,589,718
Net asset value per share*	$14.73	$11.13	$12.67	$11.99
Maximum sale charge - Class A Shares	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share - Class A shares)	$15.63	$11.81	$13.44	$12.72

Pricing of Class C Shares
Net assets applicable to Class C shares	$12,952,145	$10,493,258	$26,849,109	$48,948,366
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	951,698	947,732	2,115,730	4,165,310
Net asset value, offering price per share**	$13.61	$11.07	$12.69	$11.75

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$93,174,683	$8,438,227	$19,070,936	$16,201,127
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,211,238	758,715	1,502,867	1,340,311
Net asset value, offering price and redemption price per share	$15.00	$11.12	$12.69	$12.09

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$15,901,265	$—	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,056,217	—	—	—
Net asset value, offering price and redemption price per share	$15.05	$—	$—	$—

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.

See accompanying Notes to Financial Statements.

11

Statements of Operations

For Six Months Ended June 30, 2016 (Unaudited)

		Touchstone	Touchstone	Touchstone
	Touchstone	Controlled	Dynamic	Dynamic
	Dynamic	Growth	Diversified	Global
	Equity	with Income	Income	Allocation
	Fund	Fund	Fund	Fund
Investment Income
Dividends from affiliated funds	$—	$231,187	$1,076,953	$803,636
Dividends from non-affiliated securities	1,980,491	532	311,810	115,246
Income from securities loaned	1,088	—	—	—
Total Investment Income	1,981,579	231,719	1,388,763	918,882
Expenses
Investment advisory fees	505,082	33,782	74,054	166,288
Administration fees	86,161	24,492	53,689	96,447
Compliance fees and expenses	1,428	1,428	1,428	1,428
Custody fees	7,123	2,090	2,349	2,221
Professional fees	18,703	11,717	13,081	14,477
Transfer Agent fees, Class A	10,077	8,954	17,971	44,966
Transfer Agent fees, Class C	7,913	4,282	12,445	28,971
Transfer Agent fees, Class Y	34,495	5,935	12,751	10,731
Transfer Agent fees, Institutional Class	86	—	—	—
Registration Fees, Class A	6,999	7,176	7,176	7,574
Registration Fees, Class C	6,995	7,176	7,177	7,324
Registration Fees, Class Y	8,627	7,326	7,404	7,574
Registration Fees, Institutional Class	6,937	—	—	—
Dividend expense on securities sold short	121,279	—	—	—
Interest expense on securities sold short	115,926	—	—	—
Reports to Shareholders, Class A	3,357	3,307	4,734	7,207
Reports to Shareholders, Class C	3,037	2,786	3,782	5,072
Reports to Shareholders, Class Y	4,526	2,447	2,429	2,448
Reports to Shareholders, Institutional Class	2,028	—	—	—
Distribution expenses, Class A	22,531	18,866	36,533	83,846
Distribution and shareholder servicing expenses, Class C	59,400	53,297	132,815	249,399
Trustee fees	8,217	8,217	8,217	8,217
Other expenses	10,773	6,970	13,393	29,139
Total Expenses	1,051,700	210,248	411,428	773,329
Fees waived and/or reimbursed by the Advisor and/or Affiliates(A)	(4,422)	(97,533)	(153,208)	(280,440)
Fees eligible for recoupment by the Advisor(A)	533	—	—	—
Net Expenses	1,047,811	112,715	258,220	492,889
Net Investment Income	933,768	119,004	1,130,543	425,993
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments from non-affiliated securities	1,795,308	—	(20,423)	—
Net realized gains (losses) on investments from affiliated securities	—	220,378	(643,537)	1,101,432
Net realized losses on written options	(2,161,250)	—	—	—
Net realized losses on securities sold short	(168,729)	—	—	—
Net change in unrealized appreciation (depreciation) on investments	4,327,677	653,428	3,783,881	(1,562,918)
Net change in unrealized appreciation (depreciation) on written options	93,240	—	—	—
Net change in unrealized appreciation (depreciation) on securities sold short	(1,929,680)	—	—	—
Net Realized and Unrealized Gains (Loss) on Investments	$1,956,566	$873,806	$3,119,921	$(461,486)
Change in Net Assets Resulting from Operations	$2,890,334	$992,810	$4,250,464	$(35,493)

(A)See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

12

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Statements of Changes in Net Assets

			Touchstone
	Touchstone		Controlled Growth
	Dynamic Equity		with Income
	Fund		Fund
	For the	For the	For the	For the
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30, 2016	December 31,	June 30, 2016	December 31,
	(Unaudited)	2015	(Unaudited)	2015
From Operations
Net investment income	$933,768	$746,280	$119,004	$423,849
Net realized gains(losses) on investments, written options, securities sold short and capital gain distribution received	(534,671)	7,575,049	220,378	701,405
Net change in unrealized appreciation (depreciation) on investments, written options and securities sold short	2,491,237	(3,103,769)	653,428	(1,437,578)
Change in Net Assets from Operations	2,890,334	5,217,560	992,810	(312,324)

Distributions to Shareholders from:
Net investment income, Class A	—	—	(70,990)	(254,402)
Net investment income, Class C	—	—	(8,529)	(99,568)
Net investment income, Class Y	—	(93,171)	(47,887)	(179,736)
Net investment income, Institutional Class	—	(2,443)	—	(745)
Net realized gains, Class A	—	—	—	—
Net realized gains, Class C	—	—	—	—
Net realized gains, Class Y	—	—	—	—
Total Distributions	—	(95,614)	(127,406)	(534,451)

Net Increase (Decrease) from Share Transactions(A)	41,701,209	14,368,215	(1,990,825)	(7,297,016)

Total Increase (Decrease) in Net Assets	44,591,543	19,490,161	(1,125,421)	(8,143,791)

Net Assets
Beginning of period	97,167,966	77,677,805	35,624,590	43,768,381
End of period	$141,759,509	$97,167,966	$34,499,169	$35,624,590
Accumulated Net Investment Income (loss)	$1,688,246	$754,478	$(11)	$8,391

(A) For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 16 to 17.

See accompanying Notes to Financial Statements.

14

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone
Dynamic Diversified		Dynamic Global
Income		Allocation
Fund		Fund
For the	For the	For	For the
Six Months	Year	Six months	Year
Ended	Ended	Ended	Ended
June 30, 2016	December 31,	June 30, 2016	December 31,
(Unaudited)	2015	(Unaudited)	2015

$1,130,543	$1,006,936	$425,993	$1,727,922

(663,960)	7,724,984	1,101,432	10,340,034

3,783,881	(10,816,574)	(1,562,918)	(16,348,945)
4,250,464	(2,084,654)	(35,493)	(4,280,989)

(476,715)	(478,784)	(297,855)	(1,024,931)
(330,218)	(207,214)	(37,159)	(542,509)
(323,642)	(341,450)	(90,995)	(296,691)
—	(289)	—	(68)
—	—	—	(1,705,447)
—	—	—	(1,320,382)
—	—	—	(422,152)
(1,130,575)	(1,027,737)	(426,009)	(5,312,180)

(2,405,653)	(13,705,612)	(9,700,754)	34,458,093

714,236	(16,818,003)	(10,162,256)	24,864,924

75,334,885	92,152,888	142,328,993	117,464,069
$76,049,121	$75,334,885	$132,166,737	$142,328,993
$14,291	$14,323	$(16)	$—

15

Statements of Changes in Net Assets - Capital Stock Activity

					Touchstone Controlled Growth with
	Touchstone Dynamic Equity Fund				Income Fund
	For the Six Months				For the Six Months
	Ended		For the Year		Ended		For the Year
	June 30, 2016		Ended		June 30, 2016		Ended
	(Unaudited)		December 31, 2015		(Unaudited)		December 31, 2015
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares sold	791,553	$11,217,839	228,254	$3,247,884	312,498	$3,393,404	123,929	$1,368,452
Proceeds from Shares issued in connection with merger(A)	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	5,727	63,052	20,482	223,312
Cost of Shares redeemed	(280,288)	(4,046,239)	(249,489)	(3,467,534)	(353,757)	(3,820,642)	(280,112)	(3,100,234)
Change from Class A Share Transactions	511,265	7,171,600	(21,235)	(219,650)	(35,532)	(364,186)	(135,701)	(1,508,470)
Class C
Proceeds from Shares sold	232,946	3,078,962	161,500	2,105,892	28,098	306,438	31,421	343,507
Proceeds from Shares issued in connection with merger(A)	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	631	6,926	7,327	79,348
Cost of Shares redeemed	(91,409)	(1,217,546)	(176,997)	(2,298,307)	(127,581)	(1,376,705)	(293,856)	(3,220,566)
Change from Class C Share Transactions	141,537	1,861,416	(15,497)	(192,415)	(98,852)	(1,063,341)	(255,108)	(2,797,711)
Class Y
Proceeds from Shares sold	2,741,009	39,814,840	2,256,404	32,631,257	121,257	1,330,162	187,564	2,067,614
Proceeds from Shares issued in connection with merger(A)	—	—	—	—	—	—	5,266	57,554
Reinvestment of distributions	—	—	5,413	80,489	3,500	38,519	13,634	148,876
Cost of Shares redeemed	(931,992)	(13,576,754)	(1,001,379)	(14,117,348)	(178,862)	(1,931,979)	(470,003)	(5,193,417)
Change from Class Y Share Transactions	1,809,017	26,238,086	1,260,438	18,594,398	(54,105)	(563,298)	(263,539)	(2,919,373)
Institutional Class
Proceeds from Shares sold	599,910	8,878,869	563,055	8,370,489	—	—	—	—
Reinvestment of distributions	—	—	164	2,443	—	—	68	745
Cost of Shares redeemed	(167,387)	(2,448,762)	(828,549)	(12,187,050)	—	—	(1,354)	(14,653)
Cost of Shares redeemed in connection with merger(A)	—	—	—	—	—	—	(5,259)	(57,554)
Change from Institutional Class Share Transactions	432,523	6,430,107	(265,330)	(3,814,118)	—	—	(6,545)	(71,462)

Change from Share Transactions	2,894,342	$41,701,209	958,376	$14,368,215	(188,489)	$(1,990,825)	(660,893)	$(7,297,016)

(A) See Note 8 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

16

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Dynamic Diversified Income Fund				Touchstone Dynamic Global Allocation Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
June 30, 2016		Ended		June 30, 2016		Ended
(Unaudited)		December 31, 2015		(Unaudited)		December 31, 2015
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

54,946	$674,528	141,444	$1,799,493	79,392	$932,456	208,879	$2,686,288

—	—	—	—	—	—	1,861,288	23,665,130
34,765	433,576	35,020	430,135	22,893	272,402	205,933	2,491,951
(160,873)	(1,959,056)	(547,208)	(6,898,211)	(441,693)	(5,170,826)	(762,339)	(9,819,000)

(71,162)	(850,952)	(370,744)	(4,668,583)	(339,408)	(3,965,968)	1,513,761	19,024,369

29,550	366,300	118,199	1,490,712	33,576	387,079	141,983	1,775,390

—	—	—	—	—	—	1,476,741	18,389,246
18,920	236,369	12,159	148,061	2,341	27,321	115,127	1,359,504
(185,641)	(2,274,471)	(478,345)	(6,050,659)	(408,622)	(4,706,015)	(656,628)	(8,249,620)

(137,171)	(1,671,802)	(347,987)	(4,411,886)	(372,705)	(4,291,615)	1,077,223	13,274,520

109,979	1,349,301	225,730	2,847,974	84,141	986,960	148,568	1,922,084

—	—	2,931	36,657	—	—	407,163	5,218,882
24,810	309,912	26,018	320,763	6,551	78,616	52,816	646,098
(125,112)	(1,542,112)	(612,658)	(7,794,169)	(213,274)	(2,508,747)	(433,253)	(5,620,964)

9,677	117,101	(357,979)	(4,588,775)	(122,582)	(1,443,171)	175,294	2,166,100

—	—	—	—	—	—	737	9,726
—	—	23	289	—	—	5	68
—	—	—	—	—	—	—	—

—	—	(2,945)	(36,657)	—	—	(1,308)	(16,690)

—	—	(2,922)	(36,368)	—	—	(566)	(6,896)

(198,656)	$(2,405,653)	(1,079,632)	$(13,705,612)	(834,695)	$(9,700,754)	2,765,712	$34,458,093

17

Statement of Cash Flows

For the Six Months Ended June 30, 2016 (Unaudited)

Touchstone
Dynamic
Equity
Fund
Cash Flows Used in Operating Activities

Change in net assets resulting from operations	$2,890,334

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(218,292,183)
Proceeds from disposition of investments	169,385,127
Net sales of purchased options	583,434
Premiums on call and put options written	16,499,594
Costs to cover written options	(18,532,835)
Proceeds from securities sold short	43,832,167
Covers of securities sold short	(39,814,359)
Net sales of short term securities	(3,032,024)
Return of capital received from investments	13,463
Decrease in deposits with Prime Broker	1,996,584
Increase in dividends and interest receivable	(15,351)
Decrease in other assets	(23,560)
Increase in dividend and interest payable on securities sold short	14,438
Decrease in payable to Trustees	(3,543)
Increase in payable to Investment Advisor	34,683
Increase in payable to other affiliates	10,163
Decrease in other accrued expenses and liabilities	(15,530)
Net realized (gains) on investments	(1,795,308)
Net realized losses on written options	2,161,250
Net realized losses on securities sold short	168,729
Net change in unrealized (appreciation) depreciation on investments	(4,327,677)
Net change in unrealized (appreciation) depreciation on written options	(93,240)
Net change in unrealized (appreciation) depreciation on securities sold short	1,929,680
Net cash used in operating activities	(46,425,964)

Cash Flows provided by Financing Activities
Proceeds from shares sold	65,688,977
Proceeds from shares redeemed	(19,263,013)
Net cash provided by financing activities	46,425,964

Net change in cash	—
Cash - beginning of the period	—
Cash - end of period	$—

Supplemental disclosure of cash flow information:
Dividend and interest paid	$222,767

See accompanying Notes to Financial Statements.

18

Financial Highlights

Touchstone Dynamic Equity Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended						Five Months
	June 30,						Ended
	2016		Year Ended December 31,				December 31,		Year Ended July 31,
	(Unaudited)		2015	2014		2013	2012(A)		2012		2011
Net asset value at beginning of period	$14.52		$13.59	$13.15		$11.05	$11.20		$10.26		$9.02
Income (loss) from investment operations:
Net investment income (loss)	0.10	(B)	0.13	—	(B)(C)	0.04	0.04	(B)	(0.07	)(B)	0.06	(B)
Net realized and unrealized gains (losses) on investments	0.11		0.80	0.48		2.06	(0.19)		1.09		1.18
Total from investment operations	0.21		0.93	0.48		2.10	(0.15)		1.02		1.24
Distributions from:
Net investment income	—		—	(0.04)		—	—		(0.08)		—
Net asset value at end of period	$14.73		$14.52	$13.59		$13.15	$11.05		$11.20		$10.26
Total return(D)	1.45	%(E)	6.84%	3.64%		19.01%	(1.34	)%(E)	10.00%		13.75%
Ratios and supplemental data:
Net assets at end of period (000's)	$19,731		$12,029	$11,546		$15,300	$16,156		$17,919		$23,505
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(F)	1.95	%(G)	2.01%	2.07%		2.21%	2.46	%(G)	2.80%		1.82%
Gross expenses (including dividend and interest expense on securities sold short)(H)	1.95	%(G)	2.16%	2.18%		2.41%	2.65	%(G)	3.08%		2.16%
Net investment income (loss)	1.39	%(G)	0.87%	0.01%		0.30%	0.88	%(G)	(0.63)%		0.66%
Portfolio turnover rate	122	%(E)	235%	236%		382%	105	%(E)	234%		231%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Less than $0.005 per share.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short is 1.55%, 1.55%, 1.55%, 1.55%, 1.55%, 1.55% and 1.66% for the six months ended June 30, 2016, years ended December 31, 2015, 2014 and 2013, period ended December 31, 2012 and years ended July 31, 2012 and 2011, respectively.
(G)	Annualized.
(H)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short is 1.55%, 1.70%, 1.66%, 1.75%, 1.74%, 1.82% and 2.00% for the six months ended June 30, 2016, years ended December 31, 2015, 2014 and 2013, period ended December 31, 2012 and years ended July 31, 2012 and 2011, respectively.

See accompanying Notes to Financial Statements.

19

Financial Highlights (Continued)

Touchstone Dynamic Equity Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended						Five Months
	June 30,						Ended
	2016		Year Ended December 31,				December 31,		Year Ended July 31,
	(Unaudited)		2015	2014		2013	2012(A)		2012		2011
Net asset value at beginning of period	$13.47		$12.70	$12.35		$10.46	$10.63		$9.79		$8.67
Income (loss) from investment operations:
Net investment income (loss)	0.04	(B)	0.02	(0.09	)(B)	(0.08)	0.01	(B)	(0.14	)(B)	(0.01	)(B)
Net realized and unrealized gains (losses) on investments	0.10		0.75	0.44		1.97	(0.18)		1.03		1.13
Total from investment operations	0.14		0.77	0.35		1.89	(0.17)		0.89		1.12
Distributions from:
Net investment income	—		—	—		—	—		(0.05)		—
Net asset value at end of period	$13.61		$13.47	$12.70		$12.35	$10.46		$10.63		$9.79
Total return(C)	1.04	%(D)	6.06%	2.83%		18.07%	(1.60	)%(D)	9.09%		12.92%
Ratios and supplemental data:
Net assets at end of period (000's)	$12,952		$10,911	$10,486		$10,261	$10,420		$11,684		$14,243
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(E)	2.70	%(F)	2.76%	2.82%		2.96%	3.21	%(F)	3.55%		2.57%
Gross expenses (including dividend and interest expense on securities sold short)(G)	2.77	%(F)	2.90%	2.96%		3.20%	3.48	%(F)	3.75%		2.78%
Net investment income (loss)	0.64	%(F)	0.12%	(0.74)%		(0.45)%	0.13	%(F)	(1.38)%		(0.10)%
Portfolio turnover rate	122	%(D)	235%	236%		382%	105	%(D)	234%		231%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short is 2.30%, 2.30%, 2.30%, 2.30%, 2.30%, 2.30% and 2.41% for the six months ended June 30, 2016, years ended December 31, 2015, 2014 and 2013, period ended December 31, 2012 and years ended July 31, 2012 and 2011, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short is 2.37%, 2.44%, 2.44%, 2.54%, 2.57%, 2.50% and 2.62% for the six months ended June 30, 2016, years ended December 31, 2015, 2014 and 2013, period ended December 31, 2012 and years ended July 31, 2012 and 2011, respectively.

See accompanying Notes to Financial Statements.

20

Financial Highlights (Continued)

Touchstone Dynamic Equity Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Five Months
June 30,	Ended
2016	Year Ended December 31,	December 31,	Year Ended July 31,
(Unaudited)	2015	2014	2013	2012(A)	2012	2011
Net asset value at beginning of period	$14.76	$13.80	$13.37	$11.22	$11.35	$10.40	$9.11
Income (loss) from investment operations:
Net investment income (loss)	0.13	(B)	0.17	0.04	(B)	0.07	0.05	(B)	(0.04	)(B)	0.08	(B)
Net realized and unrealized gains (losses) on investments	0.11	0.81	0.49	2.08	(0.18)	1.09	1.21
Total from investment operations	0.24	0.98	0.53	2.15	(0.13)	1.05	1.29
Distributions from:
Net investment income	—	(0.02)	(0.10)	(—	)(C)	—	(0.10)	—
Net asset value at end of period	$15.00	$14.76	$13.80	$13.37	$11.22	$11.35	$10.40
Total return	1.63	%(D)	7.12%	3.95%	19.20%	(1.15	)%(D)	10.14%	14.16%
Ratios and supplemental data:
Net assets at end of period (000's)	$93,175	$64,986	$43,349	$24,066	$20,397	$24,054	$30,511
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(E)	1.59	%(F)	1.71%	1.78%	1.96%	2.21	%(F)	2.56%	1.59%
Gross expenses (including dividend and interest expense on securities sold short)(G)	1.59	%(F)	1.71%	1.76%	1.95%	2.31	%(F)	2.60%	1.68%
Net investment income (loss)	1.74	%(F)	1.17%	0.30%	0.55%	1.13	%(F)	(0.38)%	0.77%
Portfolio turnover rate	122	%(D)	235%	236%	382%	105	%(D)	234%	231%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Less than $(0.005) per share.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short is 1.19%, 1.25%, 1.26%, 1.30%, 1.30%, 1.30% and1.42% for six months ended June 30, 2016, years ended December 31, 2015, 2014 and 2013, period ended December 31, 2012 and years ended July 31, 2012 and 2011, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short is 1.19%, 1.25%, 1.24%, 1.29%, 1.40%, 1.35% and 1.51% for the six months ended June 30, 2016, years ended December 31, 2015, 2014 and 2013, period ended December 31, 2012 and years ended July 31, 2012 and 2011, respectively.

See accompanying Notes to Financial Statements.

21

Financial Highlights (Continued)

Touchstone Dynamic Equity Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Five Months
June 30,	Ended
2016	Year Ended December 31,	December 31,	Year Ended July 31,
(Unaudited)	2015	2014	2013	2012(A)	2012	2011
Net asset value at beginning of period	$14.82	$13.83	$13.39	$11.23	$11.36	$10.40	$9.12
Income (loss) from investment operations:
Net investment income (loss)	0.12	(B)	0.16	0.04	(B)	0.12	0.06	(B)	(0.04	)(B)	0.09	(B)
Net realized and unrealized gains (losses) on investments	0.11	0.83	0.49	2.05	(0.19)	1.10	1.19
Total from investment operations	0.23	0.99	0.53	2.17	(0.13)	1.06	1.28
Distributions from:
Net investment income	—	(—	)(C)	(0.09)	(0.01)	—	(0.10)	—
Net asset value at end of period	$15.05	$14.82	$13.83	$13.39	$11.23	$11.36	$10.40
Total return	1.55	%(D)	7.19%	3.98%	19.29%	(1.15	)%(D)	10.27%	14.04%
Ratios and supplemental data:
Net assets at end of period (000's)	$15,901	$9,242	$12,297	$15,523	$20,085	$6,168	$2
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(E)	1.65	%(F)	1.71%	1.77%	1.91%	2.16	%(F)	2.50%	1.52%
Gross expenses (including dividend and interest expense on securities sold short)(G)	1.64	%(F)	1.72%	1.76%	1.95%	2.18	%(F)	2.95%	816.82%
Net investment income (loss)	1.69	%(F)	1.17%	0.31%	0.60%	1.18	%(F)	(0.33)%	0.92%
Portfolio turnover rate	122	%(D)	235%	236%	382%	105	%(D)	234%	231%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Less than $0.005 per share.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short is 1.25%, 1.25%, 1.25%, 1.25%, 1.25%, 1.25% and 1.35% for the six months ended June 30, 2016, years ended December 31, 2015, 2014 and 2013, period ended December 31, 2012 and years ended July 31, 2012 and 2011, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short is 1.24%, 1.26%, 1.24%, 1.29%, 1.27%, 1.70% and 816.65% for the six months ended June 30. 2016, years ended December 31, 2015, 2014 and 2013, period ended December 31, 2012 and years ended July 31, 2012 and 2011, respectively.

See accompanying Notes to Financial Statements.

22

Financial Highlights (Continued)

Touchstone Controlled Growth with Income Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Five Months
June 30,	Ended
2016	Year Ended December 31,	December 31,	Year Ended July 31,
(Unaudited)	2015	2014	2013	2012(A)	2012	2011
Net asset value at beginning of period	$10.83	$11.08	$10.93	$10.50	$10.98	$10.87	$10.38
Income (loss) from investment operations:
Net investment income	0.05	0.14	0.21	0.19	(B)	0.10	(B)	0.21	(B)	0.26	(B)
Net realized and unrealized gains (losses) on investments	0.30	(0.22)	0.17	0.45	0.17	0.13	0.64
Total from investment operations	0.35	(0.08)	0.38	0.64	0.27	0.34	0.90
Distributions from:
Net investment income	(0.05)	(0.17)	(0.23)	(0.21)	(0.28)	(0.23)	(0.41)
Realized capital gains	—	—	—	—	(0.47)	—	—
Total distributions	(0.05)	(0.17)	(0.23)	(0.21)	(0.75)	(0.23)	(0.41)
Net asset value at end of period	$11.13	$10.83	$11.08	$10.93	$10.50	$10.98	$10.87
Total return(C)	3.25	%(D)	(0.68)%	3.51%	6.14%	2.47	%(D)	3.23%	8.81%
Ratios and supplemental data:
Net assets at end of period (000's)	$15,568	$15,542	$17,408	$24,857	$32,965	$8,466	$11,138
Ratio to average net assets:
Net expenses(E)	0.49	%(F)	0.49%	0.46%	0.35%	0.40	%(F)	0.61%	0.61%
Gross expenses(E)	1.03	%(F)	0.96%	0.89%	0.89%	0.85	%(F)	1.02%	0.91%
Net investment income(E)	0.88	%(F)	1.25%	1.79%	1.74%	2.28	%(F)	1.95%	2.43%
Portfolio turnover rate	18	%(D)	92%	11%	30%	79	%(D)(G)	89%	13%

Touchstone Controlled Growth with Income Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Five Months
June 30,	Ended
2016	Year Ended December 31,	December 31,	Year Ended July 31,
(Unaudited)	2015	2014	2013	2012(A)	2012	2011
Net asset value at beginning of period	$10.78	$11.03	$10.88	$10.45	$10.92	$10.81	$10.33
Income (loss) from investment operations:
Net investment income	0.01	0.06	0.12	0.11	(B)	0.07	(B)	0.13	(B)	0.18	(B)
Net realized and unrealized gains (losses) on investments	0.29	(0.22)	0.18	0.45	0.17	0.13	0.63
Total from investment operations	0.30	(0.16)	0.30	0.56	0.24	0.26	0.81
Distributions from:
Net investment income	(0.01)	(0.09)	(0.15)	(0.13)	(0.24)	(0.15)	(0.33)
Realized capital gains	—	—	—	—	(0.47)	—	—
Total distributions	(0.01)	(0.09)	(0.15)	(0.13)	(0.71)	(0.15)	(0.33)
Net asset value at end of period	$11.07	$10.78	$11.03	$10.88	$10.45	$10.92	$10.81
Total return(C)	2.77	%(D)	(1.45)%	2.76%	5.36%	2.18	%(D)	2.50%	7.93%
Ratios and supplemental data:
Net assets at end of period (000's)	$10,493	$11,281	$14,357	$15,275	$17,972	$17,104	$20,000
Ratio to average net assets:
Net expenses(E)	1.24	%(F)	1.24%	1.21%	1.10%	1.15	%(F)	1.36%	1.36%
Gross expenses(E)	1.79	%(F)	1.68%	1.65%	1.64%	1.67	%(F)	1.70%	1.61%
Net investment income(E)	0.13	%(F)	0.50%	1.04%	0.99%	1.53	%(F)	1.20%	1.72%
Portfolio turnover rate	18	%(D)	92%	11%	30%	79	%(D)(G)	89%	13%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Ratio does not include income and expenses of the underlying funds.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of the Fifth Third LifeModel Conservative Fund and Fifth Third LifeModel Moderately Conservative Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

23

Financial Highlights (Continued)

Touchstone Controlled Growth with Income Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Five Months
June 30,	Ended
2016	Year Ended December 31,	December 31,	Year Ended July 31,
(Unaudited)	2015	2014	2013	2012(A)	2012	2011
Net asset value at beginning of period	$10.83	$11.08	$10.93	$10.51	$10.99	$10.87	$10.39
Income (loss) from investment operations:
Net investment income	0.06	0.17	0.25	0.21	(B)	0.12	(B)	0.24	(B)	0.29	(B)
Net realized and unrealized gains (losses) on investments	0.29	(0.22)	0.16	0.45	0.16	0.14	0.62
Total from investment operations	0.35	(0.05)	0.41	0.66	0.28	0.38	0.91
Distributions from:
Net investment income	(0.06)	(0.20)	(0.26)	(0.24)	(0.29)	(0.26)	(0.43)
Realized capital gains	—	—	—	—	(0.47)	—	—
Total distributions	(0.06)	(0.20)	(0.26)	(0.24)	(0.76)	(0.26)	(0.43)
Net asset value at end of period	$11.12	$10.83	$11.08	$10.93	$10.51	$10.99	$10.87
Total return	3.28	%(C)	(0.43)%	3.78%	6.31%	2.60	%(C)	3.60%	8.97%
Ratios and supplemental data:
Net assets at end of period (000's)	$8,438	$8,802	$11,931	$23,230	$33,329	$2,156	$1,370
Ratio to average net assets:
Net expenses(D)	0.24	%(E)	0.24%	0.21%	0.10%	0.15	%(E)	0.36%	0.36%
Gross expenses(D)	0.92	%(E)	0.79%	0.65%	0.62%	0.57	%(E)	1.38%	1.65%
Net investment income(D)	1.13	%(E)	1.50%	2.04%	1.99%	2.53	%(E)	2.20%	2.72%
Portfolio turnover rate	18	%(C)	92%	11%	30%	79	%(C)(F)	89%	13%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Ratio does not include income and expenses of the underlying funds.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchases and sales of the Fifth Third LifeModel Conservative Fund and Fifth Third LifeModel Moderately Conservative Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

24

Financial Highlights (Continued)

Touchstone Dynamic Diversified Income Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

Net asset value at beginning of period	$12.15	$12.66	$12.37	$11.13	$11.18	$11.03	$9.99
Income (loss) from investment operations:
Net investment income	0.20	(B)	0.18	0.22	0.17	0.13	(B)	0.17	(B)	0.18	(B)
Net realized and unrealized gains (losses) on investments	0.52	(0.50)	0.33	1.30	0.35	0.14	1.13
Total from investment operations	0.72	(0.32)	0.55	1.47	0.48	0.31	1.31
Distributions from:
Net investment income	(0.20)	(0.19)	(0.26)	(0.23)	(0.24)	(0.16)	(0.27)
Realized capital gains	—	—	—	—	(0.29)	—	—
Total distributions	(0.20)	(0.19)	(0.26)	(0.23)	(0.53)	(0.16)	(0.27)
Net asset value at end of period	$12.67	$12.15	$12.66	$12.37	$11.13	$11.18	$11.03
Total return(C)	5.97	%(D)	(2.54)%	4.46%	13.28%	4.37	%(D)	2.89%	13.21%
Ratios and supplemental data:
Net assets at end of period (000's)	$30,129	$29,754	$35,689	$46,285	$49,118	$9,839	$12,650
Ratio to average net assets:
Net expenses(E)	0.49	%(F)	0.49%	0.46%	0.35%	0.41	%(F)	0.64%	0.64%
Gross expenses(E)	0.90	%(F)	0.86%	0.83%	0.86%	0.83	%(F)	0.97%	0.94%
Net investment income(E)	3.26	%(F)	1.38%	1.61%	1.42%	2.75	%(F)	1.58%	1.71%
Portfolio turnover rate	15	%(D)	77%	11%	32%	74	%(D)(G)	76%	6%

Touchstone Dynamic Diversified Income Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Five Months
June 30,	Ended
2016	Year Ended December 31,	December 31,	Year Ended July 31,
(Unaudited)	2015	2014	2013	2012(A)	2012	2011
Net asset value at beginning of period	$12.17	$12.67	$12.36	$11.12	$11.14	$11.01	$9.97
Income (loss) from investment operations:
Net investment income	0.15	(B)	0.09	0.11	0.08	0.09	(B)	0.09	(B)	0.10	(B)
Net realized and unrealized gains (losses) on investments	0.52	(0.50)	0.33	1.30	0.35	0.14	1.13
Total from investment operations	0.67	(0.41)	0.44	1.38	0.44	0.23	1.23
Distributions from:
Net investment income	(0.15)	(0.09)	(0.13)	(0.14)	(0.17)	(0.10)	(0.19)
Realized capital gains	—	—	—	—	(0.29)	—	—
Total distributions	(0.15)	(0.09)	(0.13)	(0.14)	(0.46)	(0.10)	(0.19)
Net asset value at end of period	$12.69	$12.17	$12.67	$12.36	$11.12	$11.14	$11.01
Total return(C)	5.57	%(D)	(3.22)%	3.59%	12.45%	4.03	%(D)	2.13%	12.41%
Ratios and supplemental data:
Net assets at end of period (000's)	$26,849	$27,414	$32,961	$36,681	$38,226	$38,388	$50,108
Ratio to average net assets:
Net expenses(E)	1.24	%(F)	1.24%	1.21%	1.10%	1.16	%(F)	1.39%	1.39%
Gross expenses(E)	1.63	%(F)	1.57%	1.57%	1.58%	1.60	%(F)	1.59%	1.59%
Net investment income(E)	2.51	%(F)	0.63%	0.86%	0.67%	2.00	%(F)	0.84%	0.98%
Portfolio turnover rate	15	%(D)	77%	11%	32%	74	%(D)(G)	76%	6%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Ratio does not include income and expenses of the underlying funds.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of the Fifth Third LifeModel Moderate Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

25

Financial Highlights (Continued)

Touchstone Dynamic Diversified Income Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Five Months
June 30,	Ended
2016	Year Ended December 31,	December 31,	Year Ended July 31,
(Unaudited)	2015	2014	2013	2012(A)	2012	2011
Net asset value at beginning of period	$12.17	$12.68	$12.39	$11.15	$11.21	$11.05	$10.01
Income (loss) from investment operations:
Net investment income	0.21	(B)	0.22	0.27	0.22	0.14	(B)	0.20	(B)	0.23	(B)
Net realized and unrealized gains (losses) on investments	0.52	(0.51)	0.31	1.28	0.35	0.14	1.11
Total from investment operations	0.73	(0.29)	0.58	1.50	0.49	0.34	1.34
Distributions from:
Net investment income	(0.21)	(0.22)	(0.29)	(0.26)	(0.26)	(0.18)	(0.30)
Realized capital gains	—	—	—	—	(0.29)	—	—
Total distributions	(0.21)	(0.22)	(0.29)	(0.26)	(0.55)	(0.18)	(0.30)
Net asset value at end of period	$12.69	$12.17	$12.68	$12.39	$11.15	$11.21	$11.05
Total return	6.09	%(C)	(2.29)%	4.72%	13.54%	4.45	%(C)	3.18%	13.49%
Ratios and supplemental data:
Net assets at end of period (000's)	$19,070	$18,168	$23,466	$34,079	$47,092	$1,287	$1,866
Ratio to average net assets:
Net expenses(D)	0.24	%(E)	0.24%	0.21%	0.10%	0.16	%(E)	0.39%	0.39%
Gross expenses(D)	0.70	%(E)	0.65%	0.58%	0.59%	0.52	%(E)	1.40%	1.41%
Net investment income(D)	3.51	%(E)	1.63%	1.86%	1.67%	3.00	%(E)	1.84%	2.11%
Portfolio turnover rate	15	%(C)	77%	11%	32%	74	%(C)(F)	76%	6%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Ratio does not include income and expenses of the underlying funds.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchases and sales of the Fifth Third LifeModel Moderate Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

26

Financial Highlights (Continued)

Touchstone Dynamic Global Allocation Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Five Months
June 30,	Ended
2016	Year Ended December 31,	December 31,	Year Ended July 31,
(Unaudited)	2015	2014	2013	2012(A)	2012	2011
Net asset value at beginning of period	$12.01	$12.89	$12.99	$11.30	$11.13	$11.11	$9.66
Income (loss) from investment operations:
Net investment income	0.05	0.18	0.20	0.17	0.14	(B)	0.15	(B)	0.12	(B)
Net realized and unrealized gains (losses) on investments	(0.02)	(0.57)	0.46	1.77	0.51	0.02	(C)	1.47
Total from investment operations	0.03	(0.39)	0.66	1.94	0.65	0.17	1.59
Distributions from:
Net investment income	(0.05)	(0.19)	(0.25)	(0.25)	(0.30)	(0.15)	(0.14)
Realized capital gains	—	(0.30)	(0.51)	—	(0.18)	—	—
Total distributions	(0.05)	(0.49)	(0.76)	(0.25)	(0.48)	(0.15)	(0.14)
Net asset value at end of period	$11.99	$12.01	$12.89	$12.99	$11.30	$11.13	$11.11
Total return(D)	0.28	%(E)	(3.09)%	5.06%	17.23%	5.96	%(E)	1.65%	16.56%
Ratios and supplemental data:
Net assets at end of period (000's)	$67,017	$71,201	$56,893	$68,184	$71,235	$15,181	$18,848
Ratio to average net assets:
Net expenses(F)	0.49	%(G)	0.49%	0.46%	0.35%	0.39	%(G)	0.57%	0.57%
Gross expenses(F)	0.91	%(G)	0.90%	0.89%	0.93%	0.90	%(G)	1.03%	1.01%
Net investment income(F)	0.89	%(G)	1.75%	1.44%	1.27%	2.90	%(G)	1.38%	1.17%
Portfolio turnover rate	28	%(E)	68	%(H)	11%	38%	73	%(E)(I)	77%	9%

Touchstone Dynamic Global Allocation Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Five Months
June 30,	Ended
2016	Year Ended December 31,	December 31,	Year Ended July 31,
(Unaudited)	2015	2014	2013	2012(A)	2012	2011
Net asset value at beginning of period	$11.77	$12.67	$12.79	$11.13	$10.89	$10.86	$9.44
Income (loss) from investment operations:
Net investment income	0.01	0.10	0.09	0.06	0.10	(B)	0.07	(B)	0.05	(B)
Net realized and unrealized gains (losses) on investments	(0.02)	(0.58)	0.45	1.77	0.50	0.02	(C)	1.43
Total from investment operations	(0.01)	(0.48)	0.54	1.83	0.60	0.09	1.48
Distributions from:
Net investment income	(0.01)	(0.12)	(0.15)	(0.17)	(0.18)	(0.06)	(0.06)
Realized capital gains	—	(0.30)	(0.51)	—	(0.18)	—	—
Total distributions	(0.01)	(0.42)	(0.66)	(0.17)	(0.36)	(0.06)	(0.06)
Net asset value at end of period	$11.75	$11.77	$12.67	$12.79	$11.13	$10.89	$10.86
Total return(D)	(0.09	)%(E)	(3.81)%	4.20%	16.49%	5.52	%(E)	0.89%	15.70%
Ratios and supplemental data:
Net assets at end of period (000's)	$48,948	$53,417	$43,844	$49,601	$48,985	$47,508	$61,074
Ratio to average net assets:
Net expenses(F)	1.24	%(G)	1.24%	1.21%	1.11%	1.14	%(G)	1.32%	1.32%
Gross expenses(F)	1.64	%(G)	1.62%	1.62%	1.65%	1.68	%(G)	1.74%	1.69%
Net investment income (loss)(F)	0.14	%(G)	1.00%	0.69%	0.52%	2.15	%(G)	0.63%	0.46%
Portfolio turnover rate	28	%(E)	68	%(H)	11%	38%	73	%(E)(I)	77%	9%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	The amounts shown for a share outstanding throughout the period does not accord with the change in net realized and unrealized gains (losses) on investments for the period due to the timing of purchases and sales of fund shares in relation to fluctuating market values during the period.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Ratio does not include income and expenses of the underlying funds.
(G)	Annualized.
(H)	Portfolio turnover excludes the purchases and sales of the Touchstone Growth Allocation Fund acquired on November 23, 2015 (See Note 8 in Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
(I)	Portfolio turnover excludes the purchases and sales of the Fifth Third LifeModel Moderately Aggressive Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

27

Financial Highlights (Continued)

Touchstone Dynamic Global Allocation Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended						Five Months
	June 30,						Ended
	2016		Year Ended December 31,				December 31,		Year Ended July 31,
	(Unaudited)		2015		2014	2013	2012(A)		2012		2011
Net asset value at beginning of period	$12.11		$12.98		$13.09	$11.38	$11.24		$11.23		$9.75
Income (loss) from investment operations:
Net investment income	0.08		0.23		0.28	0.21	0.15	(B)	0.18	(B)	0.18
Net realized and unrealized gains (losses) on investments	(0.03)		(0.58)		0.40	1.78	0.52		0.01	(C)	1.46
Total from investment operations	0.05		(0.35)		0.68	1.99	0.67		0.19		1.64
Distributions from:
Net investment income	(0.07)		(0.22)		(0.28)	(0.28)	(0.35)		(0.18)		(0.16)
Realized capital gains	—		(0.30)		(0.51)	—	(0.18)		—		—
Total distributions	(0.07)		(0.52)		(0.79)	(0.28)	(0.53)		(0.18)		(0.16)
Net asset value at end of period	$12.09		$12.11		$12.98	$13.09	$11.38		$11.24		$11.23
Total return	0.40	%(D)	(2.75)%		5.21%	17.57%	6.04	%(D)	1.84%		16.93%
Ratios and supplemental data:
Net assets at end of period (000's)	$16,201		$17,711		$16,719	$30,498	$43,585		$763		$1,289
Ratio to average net assets:
Net expenses(E)	0.24	%(F)	0.24%		0.21%	0.10%	0.14	%(F)	0.32%		0.32%
Gross expenses(E)	0.74	%(F)	0.72%		0.62%	0.60%	0.54	%(F)	1.89%		1.65%
Net investment income(E)	1.14	%(F)	2.00%		1.69%	1.53%	3.15	%(F)	1.63%		1.63%
Portfolio turnover rate	28	%(D)	68	%(G)	11%	38%	73	%(D)(H)	77%		9%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	The amounts shown for a share outstanding throughout the period does not accord with the change in net realized and unrealized gains (losses) on investments for the period due to the timing of purchases and sales of fund shares in relation to fluctuating market values during the period.
(D)	Not annualized.
(E)	Ratio does not include income and expenses of the underlying funds.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of the Touchstone Growth Allocation Fund acquired on November 23, 2015 (See Note 8 in Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
(H)	Portfolio turnover excludes the purchases and sales of the Fifth Third LifeModel Moderately Aggressive Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

28

Notes to Financial Statements

June 30, 2016 (Unaudited)

1.	Organization

The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated November 18, 1982. The Trust consists of eighteen funds, including the following four funds (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Dynamic Equity Fund (“Dynamic Equity Fund”)

Touchstone Controlled Growth with Income Fund (“Controlled Growth with Income Fund”)

Touchstone Dynamic Diversified Income Fund (“Dynamic Diversified Income Fund”)

Touchstone Dynamic Global Allocation Fund (“Dynamic Global Allocation Fund”)

Each Fund is diversified. Additionally, the Controlled Growth with Income Fund, Dynamic Diversified Income Fund and Dynamic Global Allocation Fund (collectively, the “Allocation Funds”) are “Funds of Funds”, sub-advised by Wilshire Associates Incorporated, which seek to achieve their investment goals by primarily investing in a diversified portfolio of affiliated and unaffiliated underlying equity and fixed income funds. These underlying funds (“Underlying Funds”), in turn, invest in a variety of U.S. and foreign equity and fixed income securities. Under normal circumstances, the Allocation Funds expect to invest their assets among equity, fixed-income and alternative funds in the following ranges:

	Equity Fund	Fixed-Income	Alternative
	Allocation	Fund Allocation	Fund Allocation
Controlled Growth with Income Fund	0-25%	25-50%	50-75%
Dynamic Diversified Income Fund	25-55%	45-75%	N/A
Dynamic Global Allocation Fund	45-75%	25-55%	N/A

The investment goal of each of the Underlying Funds that the Allocation Funds invest in is as follows:

Fund	Investment Goal
Touchstone Arbitrage Fund	Seeks to achieve positive absolute returns over the long-term regardless of market conditions.
Touchstone Credit Opportunities Fund	Seeks absolute total return, primarily from income and capital appreciation.
Touchstone Dynamic Equity Fund	Seeks to obtain long-term capital appreciation from hedged equity investments with less risk than a fully invested, unhedged equity portfolio.
Touchstone Flexible Income Fund	Seeks a high level of income consistent with reasonable risk. The Fund seeks capital appreciation as a secondary goal.
Touchstone Global Real Estate Fund	Seeks income and capital appreciation.
Touchstone High Yield Fund	Seeks to achieve a high level of income as its main goal. Capital appreciation is a secondary consideration.
Touchstone International Growth Fund	Seeks long-term capital growth.
Touchstone International Small Cap Fund	Seeks to provide investors with capital appreciation.
Touchstone International Value Fund	Seeks long-term capital growth.
Touchstone Large Cap Fund	Seeks to provide investors with long-term capital growth.
Touchstone Mid Cap Fund	Seeks long-term capital growth.
Touchstone Premium Yield Equity Fund	Seeks long-term growth of capital and high current income.

29

Notes to Financial Statements (Unaudited) (Continued)

Fund	Investment Goal
Touchstone Sands Capital Emerging Markets Growth Fund	Seeks long-term capital appreciation.
Touchstone Sands Capital Institutional Growth Fund	Seeks long-term capital appreciation.
Touchstone Small Cap Value Opportunities Fund	Seeks to provide investors with long-term capital growth.
Touchstone Total Return Bond Fund	Seeks current income. Capital appreciation is a secondary goal.
Touchstone Value Fund	Seeks to provide investors with long-term capital growth.
Dreyfus Cash Management	Seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
JPMorgan Alerian MLP Index ETN	Seeks to replicate, net of expenses, the Alerian MLP Index. The index tracks the performance of midstream energy Master Limited Partnerships.
iShares International Select Dividend ETF	Seeks to track the investment results of an index composed of relatively high dividend paying equities in non-U.S. developed markets.
VanEck Vectors JPM EM Bond ETF	Seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the J.P. Morgan GBI-EMG Core Index (GBIEMCOR), which is comprised of bonds issued by emerging market governments and denominated in the local currency of the issuer.
Vanguard Emerging Markets Government Bond ETF	Seeks to track the performance of a benchmark index that measures the investment return of U.S. dollar-denominated bonds issued by governments and government related issuers in emerging market countries.
Vanguard FTSE Emerging Markets ETF	Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.
Vanguard Global ex-U.S. Real Estate ETF	Seeks to track the performance of a benchmark index that measures the investment return of international real estate stocks.
Vanguard REIT ETF	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.
Vanguard Total International Bond ETF	Seeks to track the performance of a benchmark index that measures the investment return of investment-grade bonds issued outside of the United States.

The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Dynamic Equity Fund is registered to offer the following classes of shares: Class A shares, Class C shares, Class Y shares, and Institutional Class shares. The Allocation Funds are registered to offer the following classes of shares: Class A shares, Class C shares and Class Y shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the

30

Notes to Financial Statements (Unaudited) (Continued)

estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities
•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of June 30, 2016, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Funds’ Portfolio of Investments, which also includes a breakdown of the Funds’ investments by sector allocation. The Funds did not hold any Level 3 categorized securities during the six months ended June 30, 2016.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the six months ended June 30, 2016, there were no transfers between Levels 1, 2 and 3 for all Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”)(currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the Underlying Funds and are categorized in Level 1.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.

31

Notes to Financial Statements (Unaudited) (Continued)

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Allocation Funds — The Allocation Funds invest in securities of affiliated and unaffiliated funds, the Underlying Funds. The value of an investment in the Allocation Funds is based on the performance of the Underlying Funds in which they invest and the allocation of their assets among those funds. Because the Allocation Funds invest in mutual funds, shareholders of the Allocation Funds indirectly bear a proportionate share of the expenses charged by the Underlying Funds in which they invest as well as their share of the Allocation Funds’ fees and expenses. The principal risks of an investment in the Allocation Funds include the principal risks of investing in the Underlying Funds.

Investment companies — Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Cash and cash equivalents — The Funds consider liquid assets deposited with a bank, money market funds, and certain short term debt instruments with maturities of 3 months or less to be cash equivalents and are included in the investments on the financial statements. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Securities sold short — The Dynamic Equity Fund engages in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of June 30, 2016, the Dynamic Equity Fund held securities sold short with a fair value of $25,014,754 and had securities with a fair value of $166,806,898 held as collateral and cash collateral of $441,563 for both securities sold short and options written.

Options — The Dynamic Equity Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses

32

Notes to Financial Statements (Unaudited) (Continued)

on the use of writing and/or purchasing call or put options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of June 30, 2016, the Dynamic Equity Fund held written options with a fair value of $2,892,639 and had securities with a fair value of $166,806,898 held as collateral and cash collateral of $441,563 for both securities sold short and written options.

Real Estate Investment Trusts — Dynamic Equity Fund may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities — The Dynamic Equity Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting).These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, the Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged

33

Notes to Financial Statements (Unaudited) (Continued)

to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).

For financial reporting purposes, the Dynamic Equity Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

As of June 30, 2016, the Dynamic Equity Fund’s assets and liabilities that were subject to a MNA on a gross basis were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Written Options	$—	$2,892,639
Total gross amount of assets and liabilities subject to MNA	$—	$2,892,639

The following table presents the Dynamic Equity Fund’s liabilities net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of June 30, 2016:

Gross Amounts
Available for Offset
	Gross Amount of	in Statement of	Non-cash
	Recognized	Assets and	Collateral	Cash Collateral
	Liabilities	Liabilities	Pledged	Pledged	Net Amount(B)
Written Options(A)	$2,892,639	$—	$(2,846,870)	$(45,769)	$—

(A) Pershing LLC is the counterparty.

(B) Net amount represents the net amount payable due to the counterparty in the event of default.

The following table sets forth the fair value of the Dynamic Equity Fund’s derivative financial instruments by primary risk exposure as of June 30, 2016:

Fair Value of Derivative Investments
As of June 30, 2016
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives*
Dynamic Equity Fund	Written Options - Equity Contracts	$—	$2,892,639

* Statements of Assets and Liabilities Location: Written options, at market value.

The following table sets forth the effect on the Dynamic Equity Fund’s derivative financial instruments by primary risk exposure on the Statement of Operations for the six months ended June 30, 2016:

34

Notes to Financial Statements (Unaudited) (Continued)

The Effect of Derivative Investments on the Statement of Operations
for the six months Ended June 30, 2016
			Change in
		Realized Gains	Unrealized
	Derivatives not accounted for as hedging	(Losses)	Appreciation
Fund	instruments under ASC 815	on Derivatives	on Derivatives
Dynamic Equity Fund	Purchased Options -Equity Contracts*	$583,434	$—
	Written Options - Equity Contacts**	(2,161,250)	93,240

* Statements of Operations Location: Net realized gains on investments from non-affiliated securities.

** Statements of Operations Location: Net realized losses on written options and net change in unrealized appreciation (depreciation) on written options, respectively.

For the six months ended June 30, 2016, the average quarterly balances of outstanding derivative financial instruments were as follows:

Dynamic
Equity
Fund	Fund
Equity contracts:
Purchased Options - Cost*	$—
Written Options - Premiums received	3,104,717

* The balance at each quarter end was zero.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds is equal to the NAV per share plus a sales load equal to 6.10% of the NAV (or 5.75% of the offering price). There is no sales load on purchases of $1 million or more of Class A shares. The maximum offering price per share of Classes C, Y, and Institutional Class shares of the Funds is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00%. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed, if redeemed within a one-year period from the date of purchase.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Dynamic Equity Fund declares and distributes net investment income, if any, annually as a dividend to shareholders.The Allocation Funds each declare and distribute net investment income, if any, quarterly as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income from investments in Underlying Funds is affected by the timing of dividend declarations by the Underlying Funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total

35

Notes to Financial Statements (Unaudited) (Continued)

net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2016:

		Controlled	Dynamic	Dynamic
	Dynamic	Growth with	Diversified	Global
	Equity	Income	Income	Allocation
	Fund	Fund	Fund	Fund
Purchases of investment securities	$218,292,183	$6,007,944	$11,380,307	$38,014,061
Proceeds from sales and maturities	$169,385,127	$8,424,159	$13,782,730	$48,239,698

There were no purchases or proceeds from sales and maturities of U.S. Government securities by the Funds for the six months ended June 30, 2016.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern Financial Group, Inc.

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $32,868 for the six months ended June 30, 2016.

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

36

Notes to Financial Statements (Unaudited) (Continued)

Dynamic Equity Fund	0.85% on the first $300 million of assets
0.80% on the next $200 million of assets
0.75% on the next $250 million of assets
0.70% on the next $250 million of assets
0.65% on the next $500 million of assets
0.60% on the next $500 million of assets
0.55% on such assets over $2 billion
Controlled Growth with Income Fund	0.20% on the first $1 billion of assets
Dynamic Diversified Income Fund	0.175% on the next $1 billion of assets
0.15% on the next $1 billion of assets
0.125% on such assets over $3 billion
Dynamic Global Allocation Fund	0.25% on the first $1 billion of assets
0.225% on the next $1 billion of assets
0.20% on the next $1 billion of assets
0.175% on such assets over $3 billion

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

Analytic Investors, LLC	Wilshire Associates Incorporated
Dynamic Equity Fund	Controlled Growth with Income Fund
Dynamic Diversified Income Fund
Dynamic Global Allocation Fund

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S.GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive class-level expenses, advisory fees and administration fees, and to reimburse expenses in order to maintain the following expense limitations for the Funds:

				Institutional	Termination
Fund	Class A	Class C	Class Y	Class	Date
Dynamic Equity Fund	1.55%	2.30%	1.30%	1.25%	April 30, 2017
Controlled Growth with Income Fund	0.49%	1.24%	0.24%	—	April 30, 2017
Dynamic Diversified Income Fund	0.49%	1.24%	0.24%	—	April 30, 2017
Dynamic Global Allocation Fund	0.49%	1.24%	0.24%	—	April 30, 2017

During the six months ended June 30, 2016, the Advisor or its affiliates waived investment advisory fees and administration fees or reimbursed expenses, including 12b-1 fees, of the Funds as follows:

			Other
	Investment		Operating
	Advisory		Expenses
	Fees	Administration	Reimbursed/
Fund	Waived	Fees Waived	Waived	Total
Dynamic Equity Fund	$—	$—	$4,422	$4,422
Controlled Growth with Income Fund	23,655	24,492	49,386	97,533
Dynamic Diversified Income Fund	23,713	53,689	75,806	153,208
Dynamic Global Allocation Fund	62,135	96,447	121,858	280,440

37

Notes to Financial Statements (Unaudited) (Continued)

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.

As of June 30, 2016, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expiration	Expiration	Expiration	Expiration
	December 31,	December 31,	December 31,	December 31,
Fund	2016	2017	2018	2019	Total
Dynamic Equity Fund	$6,168	$—	$854	$—	$7,022
Controlled Growth with Income Fund	320,973	191,617	147,979	64,418	724,987
Dynamic Diversified Income Fund	513,520	297,197	229,335	99,975	1,140,027
Dynamic Global Allocation Fund	666,379	407,648	332,780	179,323	1,586,130

For the six months ended June 30, 2016, the Advisor may recoup fees and expenses, subject to Board approval, from the Dynamic Equity Fund of $533.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission (“SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

For its services, the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;

0.11% on the next $10 billion of aggregate average daily net assets;

0.09% on the next $10 billion of aggregate average daily net assets; and

0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

38

Notes to Financial Statements (Unaudited) (Continued)

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Underwriter and the Advisor, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Underwriter and its affiliate during the six months ended June 30, 2016:

Fund	Amount
Dynamic Equity Fund	$10,387
Controlled Growth with Income Fund	5,414
Dynamic Diversified Income Fund	5,884
Dynamic Global Allocation Fund	14,408

In addition, the Underwriter collected CDSC on the redemption of Class C shares of the Funds listed below during the six months ended June 30, 2016:

Fund	Amount
Dynamic Equity Fund	$150
Controlled Growth with Income Fund	367
Dynamic Diversified Income Fund	108
Dynamic Global Allocation Fund	583

AFFILIATED INVESTMENTS

A summary of each Allocation Fund’s transactions in affiliated Underlying Funds during the six months ended June 30, 2016 is as follows:

Controlled Growth with Income Fund

	Purchases at	Proceeds	Market Value	Dividend	Net Realized
Underlying Fund*	cost	from sale	6/30/16	Income	Gain(Loss)
Touchstone Arbitrage Fund	$919,367	$1,581,342	$8,674,011	$—	$26,096
Touchstone Dynamic Equity Fund	915,871	2,074,017	7,933,592	—	207,563

39

Notes to Financial Statements (Unaudited) (Continued)

Controlled Growth with Income Fund

	Purchases at	Proceeds	Market Value	Dividend	Net Realized
Underlying Fund*	cost	from sale	6/30/16	Income	Gain(Loss)
Touchstone Credit Opportunities Fund	737,500	1,075,313	5,924,370	112,331	(6,895)
Touchstone Flexible Income Fund	1,426,611	1,397,912	8,230,080	115,067	17,320
Touchstone Large Cap Fund	361,278	2,216,494	1,735,008	—	(23,742)
Touchstone Premium Yield Equity Fund, Class Y	1,610,041	15,827	1,623,068	3,789	36
Total:	$5,970,668	$8,360,905	$34,120,129	$231,187	$220,378

Dynamic Diversified Income Fund

	Purchases at	Proceeds	Market Value	Dividend	Net Realized
Underlying Fund*	cost	from sale	6/30/16	Income	Gain(Loss)
Touchstone Credit Opportunities Fund	$521,004	$919,945	$16,143,346	$310,061	$864
Touchstone Flexible Income Fund	341,087	788,525	10,692,934	160,279	12,371
Touchstone High Yield Fund	524,522	1,740,708	11,978,047	354,732	(12,199)
Touchstone Total Return Bond Fund	975,280	353,539	6,886,636	94,874	1,420
Touchstone International Value Fund	617,321	528,367	4,187,657	—	(27,909)
Touchstone Premium Yield Equity Fund, Class Y	238,225	4,973,910	7,682,949	106,444	(621,946)
Touchstone Value Fund	4,403,376	169,867	4,567,844	50,563	12,211
Touchstone Global Real Estate Fund	45,649	3,265,187	—	—	(8,349)
Total:	$7,666,464	$12,740,048	$62,139,413	$1,076,953	$(643,537)

Dynamic Global Allocation Fund

	Purchases at	Proceeds	Market Value	Dividend	Net Realized
Underlying Fund*	cost	from sale	6/30/16	Income	Gain(Loss)
Touchstone International Growth Fund	$10,494,535	$130,415	$10,006,387	$—	$(3,256)
Touchstone International Small Cap Fund	5,562	3,321,573	3,759,139	—	931,186
Touchstone International Value Fund	26,764	13,658,399	17,613,937	—	(418,102)
Touchstone Mid Cap Fund	6,186	1,640,031	5,658,486	—	503,993
Touchstone Sands Capital Emerging Markets Equity Fund	6,498	3,173,464	4,048,172	—	(437,004)
Touchstone Sands Capital Institutional Growth Fund	11,360	7,821,931	7,650,072	—	581,996
Touchstone Small Cap Value Opportunities Fund	2,593	1,561,860	2,596,230	—	(176,415)
Touchstone Value Fund	161,578	1,112,333	13,469,487	149,207	526,879
Touchstone Credit Opportunities Fund	153,257	5,378,998	6,549,451	140,364	(45,179)
Touchstone High Yield Fund	168,702	4,806,422	3,981,599	163,829	(221,027)
Touchstone Total Return Bond Fund	8,042,623	2,240,018	27,020,590	350,236	20,585
Touchstone Dynamic Equity Fund	7,897,515	206,898	7,805,730	—	7,707
Touchstone Global Real Estate Fund	237	3,074,656	—	—	(169,931)

40

Notes to Financial Statements (Unaudited) (Continued)

Dynamic Global Allocation Fund

	Purchases at	Proceeds	Market Value	Dividend	Net Realized
Underlying Fund*	cost	from sale	6/30/16	Income	Gain(Loss)
Total:	$26,977,410	$48,126,998	$110,159,280	$803,636	$1,101,432

*	All affiliated fund investments are in Institutional Class shares, unless otherwise indicated.

5. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended December 31, 2015 and December 31, 2014 are as follows:

	Dynamic		Controlled Growth
	Equity Fund		with Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014
From ordinary income	$95,614	$421,192	$534,451	$1,023,920
Total distributions	$95,614	$421,192	$534,451	$1,023,920

	Dynamic Diversified		Dynamic Global
	Income Fund		Allocation Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014
From ordinary income	$1,027,948	$1,791,047	$1,874,238	$2,190,334
From long-term capital gains	—	—	3,439,667	4,341,964
Total distributions	$1,027,948	$1,791,047	$5,313,905	$6,532,298

The following information is computed on a tax basis for each item as of December 31, 2015:

	Dynamic	Controlled Growth
	Equity Fund	with Income Fund
Tax cost of portfolio investments	$111,884,912	$36,072,291
Gross unrealized appreciation	5,030,797	182,825
Gross unrealized depreciation	(3,633,550)	(261,417)
Net unrealized appreciation (depreciation)	1,397,247	(78,592)
Net unrealized appreciation (depreciation) on written options and short sales	1,308,320	—
Accumulated capital and other losses	(109,168,963)	(125,314)
Undistributed ordinary income	754,478	8,391
Accumulated earnings (deficit)	$(105,708,918)	$(195,515)

41

Notes to Financial Statements (Unaudited) (Continued)

	Dynamic Diversified	Dynamic Global
	Income Fund	Allocation Fund
Tax cost of portfolio investments	$78,860,996	$140,784,877
Gross unrealized appreciation	26,927	7,382,248
Gross unrealized depreciation	(3,449,615)	(5,194,278)
Net unrealized appreciation (depreciation)	(3,422,688)	2,187,970
Accumulated capital and other losses	(12,827,222)	(8,007,140)
Undistributed ordinary income	—	—
Undistributed capital gains	—	4,025,301
Other temporary differences	—	25,455
Accumulated earnings (deficit)	$(16,249,910)	$(1,768,414)

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals.

As of December 31, 2015, the Funds had the following capital loss carryforwards for federal income tax purposes:

							No	No
	Short Term Expiring In*						Expiration	Expiration
	2016		2017		2018		Short Term*	Long Term*	Total
Dynamic Equity Fund	$31,726,954		$77,442,009		$—		$—	$—	$109,168,963
Controlled Growth with Income Fund	—		101,993	**	23,321		—	—	125,314
Dynamic Diversified Income Fund	—		8,025,856		4,801,366	**	—	—	12,827,222
Dynamic Global Allocation Fund	234,472	**	1,930,810	**	5,841,858	**	—	—	8,007,140

* The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules impacting the Funds. The provisions of the Act first became effective for the Funds’ fiscal year ended December 31, 2012 and are applicable to all subsequent fiscal years. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

**May be subject to limitation.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2012 through 2015) and have concluded that no provision for income tax is required in their financial statements.

As of June 30, 2016, the Trust had the following federal tax costs resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Dynamic Equity Fund	$164,906,848	$9,896,180	$(4,055,702)	$5,840,478
Controlled Growth with Income Fund	33,868,534	591,009	(8,253)	582,756
Dynamic Diversified Income Fund	75,641,761	1,411,978	(897,935)	514,043
Dynamic Global Allocation Fund	131,012,680	6,283,404	(5,010,385)	1,273,019

42

Notes to Financial Statements (Unaudited) (Continued)

6. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

7. Principal Risks

Risks Associated with Concentration — Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility in the Funds’ NAVs and magnified effect on the total return.

Risks Associated with Credit — An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

Risks Associated with Interest Rate Changes — As interest rates rise, the value of fixed-income securities a Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

Risks Associated with Leverage — By investing the proceeds received from selling securities short, the Dynamic Equity Fund is employing leverage, which creates special risks. The use of leverage may increase the Fund’s exposure to long or short equity positions and may cause the Fund’s NAV to be more volatile than if the Fund had not used leverage. This could result in increased volatility of returns.

Please see the Funds’ prospectus for a complete discussion of these and other risks.

8. Fund Mergers

Allocation Funds’ Class Conversions:

At a meeting held August 20, 2015, the Board approved an Agreement and Plan of Reorganization providing for the conversion of Institutional Class shares to Class Y shares for the Allocation Funds, each a series of the Trust. The tax-free conversion took place November 23, 2015.

43

Notes to Financial Statements (Unaudited) (Continued)

				After
	Before Reorganization			Reorganization
	Institutional
	Class		Class Y	Class Y
	Shares		Shares	Shares
Controlled Growth with Income Fund
Shares	5,266	(A)	814,012	819,278
Net Assets	$57,554		$8,897,003	$8,954,557
Net Asset Value	$10.93	(A)	$10.93	$10.93
Dynamic Diversified Income Fund
Shares	2,931	(B)	1,490,397	1,493,328
Net Assets	$36,657		$18,638,857	$18,675,514
Net Asset Value	$12.51	(B)	$12.51	$12.51
Dynamic Global Allocation Fund
Shares	1,302	(C)	1,021,516	1,022,818
Net Assets	$16,690		$13,093,510	$13,110,200
Net Asset Value	$12.82	(C)	$12.82	$12.82

(A) Reflects a 1.0014:1 reverse stock split which occurred on the date of reorganization, November 23, 2015.

(B) Reflects a 0.9954:1 stock split which occurred on the date of reorganization, November 23, 2015.

(C) Reflects a 0.9956:1 stock split which occurred on the date of reorganization, November 23, 2015.

Dynamic Global Allocation Fund:

At a meeting held August 20, 2015, the Board approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of theTouchstone Growth Allocation Fund to theTouchstone Dynamic Global Allocation Fund, each a series of the Trust. The tax-free merger took place November 23, 2015.

				After
	Before Reorganization			Reorganization
	Touchstone		Touchstone	Touchstone
	Growth		Dynamic Global	Dynamic Global
	Allocation Fund		Allocation Fund	Allocation Fund
Class A
Shares	1,861,288	(A)	3,941,804	5,803,092
Net Assets	$23,665,130		$50,117,759	$73,782,889
Net Asset Value	$12.71	(A)	$12.71	$12.71
Class C
Shares	1,476,741	(B)	3,025,813	4,502,554
Net Assets	$18,389,246		$37,679,221	$56,068,467
Net Asset Value	$12.45	(B)	$12.45	$12.45
Class Y*
Shares	405,861	(C)	1,022,818	1,428,679
Net Assets	$5,202,192		$13,110,200	$18,312,392
Net Asset Value	$12.82	(C)	$12.82	$12.82

Fund Total
Shares Outstanding	3,417,583		7,990,435	11,734,325
Net Assets	$47,256,568		$100,907,180	$148,163,748
Unrealized Appreciation (Depreciation)	$5,285,107		$9,377,991	$14,663,098

(A) Reflects a 1.1045:1 reverse stock split which occurred on the date of reorganization, November 23, 2015.

(B) Reflects a 1.0808:1 reverse stock split which occurred on the date of reorganization, November 23, 2015.

(C) Reflects a 1.1091:1 reverse stock split on Class Y shares and a 1.0070:1 reverse stock split on Institutional Class shares, which occurred on the date of reorganization, November 23, 2015.

* The Touchstone Growth Allocation Fund had Institutional Class shares outstanding immediately prior to the reorganization, which were exchanged for Class Y shares of the corresponding Touchstone Fund.

44

Notes to Financial Statements (Unaudited) (Continued)

Assuming this reorganization had been completed on December 31, 2015, the Dynamic Global Allocation Fund’s results of operations for the year ended June 30, 2016 would have been as follows:

Net investment income	$1,582,980
Net realized and unrealized loss on investments	$(1,178,410)
Net increase in asset from operations	$404,570

Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the Dynamic Global Allocation Fund that have been included in its statement of operations since the reorganization.

9. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued.There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

45

Other Items (Unaudited)

Proxy Voting Guidelines and Proxy Voting Records

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge upon request by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; or (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 through June 30, 2016).

Actual Expenses

The first line of the table below for each share class of a Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2016” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each share class of a Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

46

Other Items (Unaudited) (Continued)

		Net Expense	Beginning	Ending	Expenses
		Ratio	Account	Account	Paid During
		Annualized	Value	Value	the Six Months
		June 30,	January 1,	June 30,	Ended
		2016	2016	2016	June 30, 2016*
Touchstone Dynamic Equity Fund
Class A	Actual	1.95%	$1,000.00	$1,014.50	$9.77	**
Class A	Hypothetical	1.95%	$1,000.00	$1,015.17	$9.77	**

Class C	Actual	2.70%	$1,000.00	$1,010.40	$13.50	**
Class C	Hypothetical	2.70%	$1,000.00	$1,011.44	$13.50	**

Class Y	Actual	1.59%	$1,000.00	$1,016.30	$7.97	**
Class Y	Hypothetical	1.59%	$1,000.00	$1,016.96	$7.97	**

Institutional Class	Actual	1.65%	$1,000.00	$1,015.50	$8.27	**
Institutional Class	Hypothetical	1.65%	$1,000.00	$1,016.66	$8.27	**

Touchstone Controlled Growth with Income Fund***
Class A	Actual	0.49%	$1,000.00	$1,032.50	$2.48
Class A	Hypothetical	0.49%	$1,000.00	$1,022.43	$2.46

Class C	Actual	1.24%	$1,000.00	$1,027.70	$6.25
Class C	Hypothetical	1.24%	$1,000.00	$1,018.70	$6.32

Class Y	Actual	0.24%	$1,000.00	$1,032.80	$1.21
Class Y	Hypothetical	0.24%	$1,000.00	$1,023.67	$1.21

Touchstone Dynamic Diversified Income Fund***
Class A	Actual	0.49%	$1,000.00	$1,059.70	$2.51
Class A	Hypothetical	0.49%	$1,000.00	$1,022.43	$2.46

Class C	Actual	1.24%	$1,000.00	$1,055.70	$6.34
Class C	Hypothetical	1.24%	$1,000.00	$1,018.70	$6.22

Class Y	Actual	0.24%	$1,000.00	$1,060.90	$1.23
Class Y	Hypothetical	0.24%	$1,000.00	$1,023.67	$1.21

Touchstone Dynamic Global Allocation Fund***
Class A	Actual	0.49%	$1,000.00	$1,002.80	$2.44
Class A	Hypothetical	0.49%	$1,000.00	$1,022.43	$2.46

Class C	Actual	1.24%	$1,000.00	$999.10	$6.16
Class C	Hypothetical	1.24%	$1,000.00	$1,018.70	$6.22

Class Y	Actual	0.24%	$1,000.00	$1,004.00	$1.20
Class Y	Hypothetical	0.24%	$1,000.00	$1,023.67	$1.21
*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).
**	Excluding interest and dividend expenses on securities sold short, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $7.76, $11.50, $5.97 and $6.26, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $7.77, $11.51, $5.97 and $6.27, respectively.
***	The annualized expense ratios for the Allocation Funds do not include fees and expenses of the Underlying Funds in which the Allocation Funds invest.

47

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PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account.These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

51

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-54CC-TST-SAR-1606

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	8/24/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	8/24/2016

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	8/24/2016

* Print the name and title of each signing officer under his or her signature.